EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE
25 EARNINGS PER SHARE
25.1 Basic
The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the year, excluding the common shares acquired by the Company and held as treasury shares.

	12/31/2025	12/31/2024	12/31/2023
Net income (loss) for the year attributed to Controlling shareholders'	13,408,189	(7,074,198)	14,084,848
Weighted average number of shares in the year – in thousands	1,264,118	1,289,637	1,330,020
Weighted average treasury shares – in thousands	(27,416)	(24,836)	(32,827)
Weighted average number of outstanding shares – in thousands	1,236,702	1,264,801	1,297,193
Basic earnings per common share – R$	10.84189	(5.59313)	10.85794
25.2 Diluted
The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	12/31/2025	12/31/2024	12/31/2023
Net income (loss) for the year attributed to Controlling shareholders'	13,408,189	(7,074,198)	14,084,848
Weighted average number of outstanding shares – in thousands	1,236,702	1,264,801	1,297,193
Average number of potential shares (stock options) - in thousands	3,012		487
Weighted average number of shares (diluted) – in thousands	1,239,714	1,264,801	1,297,680
Diluted earnings per common share – R$	10.81555	(5.59313)	10.85387
As of December 31, 2024, the average number of dilutive potential ordinary shares (stock options) was 2,980 thousand. However, due to the net loss for the year, the Company did not include the dilution effect in the measurement.